Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Profit before income taxes	¥ 1,114,973	¥ 1,006,986	¥ 635,450
Depreciation, amortization and impairment losses excluding equipment on operating leases	713,093	674,329	660,714
Share of profit of investments accounted for using the equity method	(247,643)	(164,793)	(126,001)
Finance income and finance costs, net	13,218	(55,911)	(982)
Interest income and interest costs from financial services, net	(127,529)	(119,953)	(151,374)
Changes in assets and liabilities
Trade receivables	(41,778)	49,217	(88,173)
Inventories	(202,916)	(72,144)	66,405
Trade payables	69,429	12,999	105,189
Accrued expenses	(2,700)	50,339	32,151
Provisions and retirement benefit liabilities	(28,945)	(252,837)	329,391
Receivables from financial services	(174,438)	40,525	354,353
Equipment on operating leases	(158,337)	(435,503)	(558,826)
Other assets and liabilities	11,602	71,940	20,765
Other, net	9,314	998	4,851
Dividends received	161,106	121,770	105,477
Interest received	245,095	220,947	233,873
Interest paid	(115,317)	(99,607)	(92,355)
Income taxes paid, net of refund	(250,556)	(164,229)	(139,913)
Net cash provided by operating activities	987,671	885,073	1,390,995
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(415,563)	(494,132)	(635,176)
Payments for additions to and internally developed intangible assets	(156,927)	(143,320)	(236,783)
Proceeds from sales of property, plant and equipment and intangible assets	15,042	18,710	25,617
Payments for acquisitions of subsidiaries, net of cash and cash equivalents acquired		(2,835)
Payments for acquisitions of investments accounted for using the equity method	(2,450)	(547)	(3,238)
Proceeds from sales of investments accounted for using the equity method		16,208	3,237
Payments for acquisitions of other financial assets	(280,236)	(222,464)	(173,761)
Proceeds from sales and redemptions of other financial assets	224,302	177,762	145,414
Other, net	719		(387)
Net cash used in investing activities	(615,113)	(650,618)	(875,077)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	8,106,505	8,207,530	8,302,231
Repayments of short-term financing liabilities	(8,004,620)	(8,129,295)	(8,708,320)
Proceeds from long-term financing liabilities	1,689,596	1,902,448	1,826,991
Repayments of long-term financing liabilities	(1,609,554)	(1,622,603)	(1,267,290)
Dividends paid to owners of the parent	(174,221)	(162,205)	(158,601)
Dividends paid to non-controlling interests	(48,332)	(35,059)	(40,331)
Purchases and sales of treasury stock, net	(87,082)	(11)	(13)
Other, net	(46,626)	(45,382)	(49,966)
Net cash provided by (used in) financing activities	(174,334)	115,423	(95,299)
Effect of exchange rate changes on cash and cash equivalents	(47,712)	(1,358)	(134,893)
Net change in cash and cash equivalents	150,512	348,520	285,726
Cash and cash equivalents at beginning of year	2,105,976	1,757,456	1,471,730
Cash and cash equivalents at end of year	¥ 2,256,488	¥ 2,105,976	¥ 1,757,456